Stock Based Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Based Compensation [Abstract]
Number of Shares Beginning balance, Unvested	119,880	338,662	156,804
Number of Shares, Granted	304,196		85,920
Number of Shares, Cancelled			(16,950)
Number of Shares, Vested		(64,436)
Number of Shares.Forfeited		(154,346)
Number of Shares, Increase of restricted share units pursuant to stock split			112,888
Number of Shares, Ending balance, Unvested	424,076	119,880	338,662
Weighted Average Grant-Date Fair Value, Beginning balance, Unvested	$ 2.08	$ 2.46	$ 4.01
Weighted Average Grant-Date Fair Value. Granted	2.72		3.12
Weighted Average Grant-Date Fair Value, Cancelled			(3.36)
Weighted Average Grant-Date Fair Value, Vested		(2.67)
Weighted Average Grant-Date Fair Value, Forfeited		(2.67)
Weighted Average Grant-Date Fair Value, Increase of restricted share units pursuant to stock split			(1.31)
Weighted Average Grant-Date Fair Value, Ending balance , Unvested	$ 2.54	$ 2.08	$ 2.46